Debt - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended										1 Months Ended	12 Months Ended								1 Months Ended				1 Months Ended		1 Months Ended				1 Months Ended											1 Months Ended				1 Months Ended		1 Months Ended
	Jun. 30, 2014 Hotel	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Commercial mortgage-backed securities loan [member]	Dec. 31, 2013 Commercial mortgage-backed securities loan [member] Hotel		Oct. 31, 2013 Commercial mortgage-backed securities loan [member]	Dec. 31, 2012 Commercial mortgage-backed securities loan [member]	Jun. 30, 2014 Timeshare debt agreements [member]	Dec. 31, 2013 Timeshare debt agreements [member]	Dec. 31, 2013 Senior secured term loan facility [member]	Dec. 31, 2013 Senior secured term loan facility [member]	Jun. 30, 2014 Senior secured term loan facility [member]	Oct. 31, 2013 Senior secured term loan facility [member]	Dec. 31, 2012 Senior secured term loan facility [member]	Jun. 30, 2014 Senior Notes [member]	Dec. 31, 2013 Senior Notes [member]	Oct. 31, 2013 Senior Notes [member]	Dec. 31, 2012 Senior Notes [member]	Oct. 31, 2013 Mortgage loan [member]	Jun. 30, 2014 Mortgage loan [member]	Dec. 31, 2013 Mortgage loan [member]	Dec. 31, 2012 Mortgage loan [member]	Oct. 31, 2013 Secured Debt [member]	Dec. 31, 2012 Secured Debt [member]	Oct. 31, 2013 Unsecured Notes 8due 2031 [Member]	Dec. 31, 2013 Unsecured Notes 8due 2031 [Member]	Dec. 31, 2012 Unsecured Notes 8due 2031 [Member]		Aug. 31, 2013 Timeshare Facility [member]	Jun. 30, 2014 Timeshare Facility [member]	Dec. 31, 2013 Timeshare Facility [member]	Oct. 31, 2013 Timeshare Facility [member]	May 31, 2013 Timeshare Facility [member]	Aug. 31, 2013 Securitized Timeshare Financing Receivables [member]	Jun. 30, 2014 Securitized Timeshare Debt [member]	Dec. 31, 2013 Securitized Timeshare Debt [member]	Aug. 31, 2013 Securitized Timeshare Debt [member]	Jun. 10, 2014 Securitized Timeshare Debt 1.77 Notes [Member]	Jun. 10, 2014 Securitized Timeshare Debt 2.07 Notes [Member]	Oct. 31, 2013 Variable rate [member] Commercial mortgage-backed securities loan [member]	Dec. 31, 2013 Variable rate [member] Commercial mortgage-backed securities loan [member]		Oct. 31, 2013 Fixed Rate Debt [Member] Commercial mortgage-backed securities loan [member]	Oct. 31, 2013 Variable Rate Debt [Member] Commercial mortgage-backed securities loan [member] Extension	Dec. 31, 2013 Variable Rate Debt [Member] Commercial mortgage-backed securities loan [member]	Oct. 31, 2013 Variable Rate Debt [Member] Commercial mortgage-backed securities loan [member] After Extension [Member]	Oct. 31, 2013 Fixed Rate [Member] Commercial mortgage-backed securities loan [member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,000,000,000														$ 1,000,000,000																			$ 450,000,000	$ 400,000,000
Long-term debt, gross					3,500,000,000	3,500,000,000	[1]	3,500,000,000	0			6,000,000,000	6,000,000,000	5,550,000,000	7,600,000,000	0	1,500,000,000	1,500,000,000	1,500,000,000	0	525,000,000	525,000,000	525,000,000	0		15,200,000,000		96,000,000	96,000,000	[2]													875,000,000	[1]	2,625,000,000		875,000,000
Debt instrument, interest rate, stated percentage												3.75%	3.75%	3.50%			5.625%	5.625%	5.625%			2.30%	2.32%						8.00%	[2]		1.48%	1.42%					2.28%	2.28%	1.77%	2.07%				4.47%
Number of hotels securing CMBS loan	23					23
Extinguishment of debt, amount																									13,400,000,000
Redemption price of debt																											100.00%
Debt issuance cost		189,000,000
Deferred financing costs, net		168,000,000
Letters of credit, maximum allowable															150,000,000
Letters of credit under credit facility	48,000,000											43,000,000	43,000,000
Line of credit facility, remaining borrowing capacity	952,000,000											957,000,000	957,000,000
Line of credit facility, unused capacity, commitment fee percentage													0.50%
Debt discount, percentage															0.50%
Quarterly principal payments															0.25%
Proceeds from issuance of common stock		1,243,000,000	0	0
Voluntary repayments of long-term debt	450,000,000											1,250,000,000	350,000,000																		250,000,000
Amortization of debt discount		23,000,000
Debt instrument, number of extensions																																														3
Debt instrument, additional interest on variable-rate component LIBOR plus basis points																																																0.25%
Restricted cash and cash equivalents	284,000,000	266,000,000	550,000,000		33,000,000					27,000,000	20,000,000															147,000,000							12,000,000					8,000,000					29,000,000
Basis spread on variable-rate debt																					2.15%																					2.65%
Description of long-term debt																																										the rate would increase by 25 basis points during the final extension period
Term of debt instrument																																										2 years							5 years
Non-recourse debt, including current maturities																															400,000,000	150,000,000	450,000,000				548,000,000	222,000,000	250,000,000	304,000,000	46,000,000
Gross timeshare financing receivables secured under securitized timeshare debt																																				$ 255,000,000

[1]	The initial maturity date of the $875 million variable-rate component of this borrowing is November 1, 2015. We have assumed all extensions, which are solely at our option, were exercised.
[2]	The balance as of December 31, 2012, included $96 million of our 8 percent unsecured notes due 2031 that were paid in full on November 25, 2013.